Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 4. Fair Value Measurements

The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of June 30, 2025
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market funds (i)	$379	$—	$—	$379
Total financial assets	$379	$—	$—	$379
Liabilities
Common stock warrant liabilities (Placement Agent Warrants) (ii)	$—	$—	$3	$3
Common stock warrant liabilities (BEPO Warrants) (ii)	—	—	6	6
Common stock warrant liabilities (BEPO Agent Warrants) (ii)	—	—	4	4
Contingent earnout liabilities	—	—	11	11
Total financial liabilities	$—	$—	$24	$24

	Fair Value Measured as of December 31, 2024
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market funds (i)	$215	$—	$—	$215
Total financial assets	$215	$—	$—	$215
Liabilities
Common stock warrant liabilities (2022 Private Warrant) (ii)	$—	$—	$1	$1
Common stock warrant liabilities (RDO Warrants) (ii)	—	—	90	90
Common stock warrant liabilities (Placement Agent Warrants) (ii)	—	—	16	16
Common stock warrant liabilities (2024 Private Warrants) (ii)	—	—	378	378
Common stock warrant liabilities (BEPO Warrants) (ii)	—	—	18	18
Common stock warrant liabilities (BEPO Agent Warrants) (ii)	—	—	2	2
Common stock warrant liabilities (July 2024 Private Warrants) (ii)	—	—	865	865
Common stock warrant liabilities (August Inducement Warrants) (ii)	—	—	796	796
Contingent earnout liabilities	—	—	11	11
Total financial liabilities	$—	$—	$2,177	$2,177

(i)	Included in cash and cash equivalents on the unaudited condensed consolidated balance sheets.
(ii)	Included in warrant liabilities on the unaudited condensed consolidated balance sheets.

For more information regarding the Public Warrants, the Private Placement Warrants, the 2022 Private Warrant, the RDO Warrants, the Placement Agent Warrants, the 2024 Private Warrants, the BEPO Warrants, and the BEPO Agent Warrants, July 2024 Private Warrants, August Inducement Warrants and the Contingent earnout liabilities, see Note 10, Equity Instruments.

The aggregate fair value of the Company’s money market funds approximated amortized cost and, as such, there were no unrealized gains or losses on money market funds as of June 30, 2025 and December 31, 2024. Realized gains and losses, net of tax, were not material for any of the periods presented.

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

	Private placement warrant liabilities	2022 Private Warrant	Contingent earnout liabilities	RDO Warrants	Placement Agent Warrants	2024 Private Warrants	BEPO Warrants	BEPO Agent Warrants	July 2024 Private Warrants	August Inducement Warrants
	(In thousands)
Fair value as of January 1, 2025	$—	$1	$11	$90	$16	$2	$378	$18	$865	$796
Change in fair value	—	(1)	—	55	(13)	(1)	176	(14)	441	402
Change due to exchange		—		(145)	—	(1)	(548)		(1,306)	(1,198)
Fair value as of March 31, 2025	$—	$—	$11	$—	$3	$—	$6	$4	$—	$—
Issuance of instruments	—	—	—	—	—	—	—	—	—	—
Change in fair value	—	—	—	—	—	—	—	—	—	—
Fair value as of June 30, 2025	$—	$—	$11	$—	$3	$—	$6	$4	$—	$—

	Private placement warrant liabilities	2022 Private Warrant	Contingent earnout liabilities	RDO Warrants	Placement Agent Warrants	2024 Private Warrants	BEPO Warrants	BEPO Agent Warrants	July 2024 Private Warrants	August Inducement Warrants
	(In thousands)
Fair value as of January 1, 2024	$127	$23	$1,456	$10,891	$536	$—	$—	$—	$—	$—
Change in fair value	114	5	437	2,162	108	—	—	—	—	—
Fair value as of March 31, 2024	$241	$28	$1,893	$13,053	$644	$—	$—	$—	$—	$—
Issuance of instruments	—	—	—	—	—	6,321	9,020	446	—	—
Change in fair value	(217)	(23)	(1,824)	(11,016)	(544)	(5,948)	(6,784)	(336)	—	—
Fair value as of June 30, 2024	$24	$5	$69	$2,037	$100	$373	$2,236	$110	$—	$—

The fair value of the private placement warrant liabilities, the 2022 Private Warrant, the contingent earnout liabilities, the RDO Warrants, the Placement Agent Warrants, the 2024 Private Warrants, the BEPO Warrants, the BEPO Agent Warrants, the July 2024 Private Warrants and the August Inducement Warrants are based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy.

In determining the fair value of the Private Placement Warrant liabilities, contingent earnout liabilities, and 2024 Private Warrants, the Company used the Monte Carlo simulation model using a distribution of potential outcomes on a weekly basis over the applicable periods that assumes optimal exercise of the Company’s redemption option at the earliest possible date (see Note 10, Equity Instruments).

In determining the fair value of the 2022 Private Warrant, RDO Warrants, Placement Agent Warrants, BEPO Warrants, BEPO Agent Warrants, July 2024 Private Warrants and August Inducement Warrants the Company used the Black-Scholes option pricing model to estimate the fair value using unobservable inputs including the expected term, expected volatility, risk-free interest rate and dividend yield (see Note 10, Equity Instruments).

Note 4. Fair Value Measurements

The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of December 31, 2024
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market funds (i)	215	—	—	215
Total financial assets	$215	$—	$—	$215
Liabilities
Common stock warrant liabilities (2022 Private Warrant) (iii)	$—	$—	$1	$1
Common stock warrant liabilities (RDO Warrants) (iii)	—	—	90	90
Common stock warrant liabilities (Placement Agent Warrants) (iii)	—	—	16	16
Common stock warrant liabilities (2024 Private Warrants) (iii)	—	—	378	378
Common stock warrant liabilities (BEPO Warrants) (iii)	—	—	18	18
Common stock warrant liabilities (BEPO Agent Warrants) (iii)	—	—	2	2
Common stock warrant liabilities (July 2024 Private Warrants) (iii)	—	—	865	865
Common stock warrant liabilities (August Inducement Warrants) (iii)	—	—	796	796
Contingent earnout liabilities	—	—	11	11
Total financial liabilities	$—	$—	$2,177	$2,177

	Fair Value Measured as of December 31, 2023
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market funds (i)	$3,422	$—	$—	$3,422
Corporate bonds (ii)	—	6,621	—	6,621
Total financial assets	$3,422	$6,621	$—	$10,043
Liabilities
Common stock warrant liabilities (Public) (iii)	$258	$—	$—	$258
Common stock warrant liabilities (Private Placement) (iii)	—	—	127	127
Common stock warrant liabilities (2022 Private Warrant) (iii)	—	—	23	23
Common stock warrant liabilities (RDO Warrants) (iii)	—	—	10,891	10,891
Common stock warrant liabilities (Placement Agent Warrants) (iii)	—	—	536	536
Contingent earnout liabilities	—	—	1,456	1,456
Total financial liabilities	$258	$—	$13,033	$13,291

(i)	Included in cash and cash equivalents on the consolidated balance sheets.
(ii)	Included in short-term investments on the consolidated balance sheets.
(iii)	Included in warrant liabilities on the consolidated balance sheets.

For more information regarding the Public Warrants, the Private Placement Warrants, the 2022 Private Warrants, the RDO Warrants, the Placement Agent Warrants, the 2024 Private Warrants, the BEPO warrants, the BEPO Agent Warrants, the July 2024 Private Warrants, the August Inducement Warrants, and the Contingent earnout liabilities, see Note 10, Equity Instruments.

The aggregate fair value of the Company’s money market funds approximated amortized cost and, as such, there were no unrealized gains or losses on money market funds as of December 31, 2024 and 2023. Realized gains and losses, net of tax, were not material for any of the periods presented.

Velo3D, Inc.

Notes to Consolidated Financial Statements

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

	Private placement warrant liabilities	2022 Private Warrant	Contingent earnout liabilities	Debt derivatives	RDO Warrants	Placement Agent Warrants	2024 Private Warrants	BEPO Warrants	BEPO Agent Warrants	July 2024 Private Warrants	August Inducement Warrants
	(In Thousands)
Fair value as of January 1, 2024	$127	$23	$1,456	$—	$10,891	$536	$—	$—	$—	$—	$—
Issuance of instruments	—	—	—	—	—	—	6,321	9,020	446	4,200	2,437
Change in fair value	(127)	(22)	(1,445)	—	(10,801)	(520)	(6,319)	(8,642)	(428)	(3,335)	(1,641)
Fair value as of December 31, 2024	$—	$1	$11	$—	$90	$16	$2	$378	$18	$865	$796

Fair value as of January 1, 2023	$888	$109	$17,414	$—	$—	$—	$—	$—	$—	$—	$—
Issuance of instruments	—	—	—	13,890	10,891	536	—	—	—	—	—
Change in fair value	(761)	(86)	(15,958)	(8,485)	—	—	—	—	—	—	—
Extinguishment of debt derivatives in connection with debt extinguishment	—	—	—	(5,405)	—	—	—	—	—	—	—
Fair value as of December 31, 2023	$127	$23	$1,456	$—	$10,891	$536	$—	$—	$—	$—	$—

The fair value of the Private placement warrant liability, the 2022 Private Warrant liability, the Contingent earnout liability, the Debt derivative liability, the RDO Warrant liability, the Placement Agent Warrant liability, the 2024 Private Warrant liability, the BEPO warrant liability, the BEPO Agent Warrant liability, the July 2024 Private Warrant liability, and the August Inducement Warrant liability are based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy.

In determining the fair value of the Private placement warrant liability, Contingent earnout liability, Debt derivative liability and the 2024 Private Warrant liability, the Company used the Monte Carlo simulation model using a distribution of potential outcomes on a weekly basis over the applicable periods that assumes optimal exercise of the Company’s redemption option at the earliest possible date (see Note 10, Equity Instruments).

In determining the fair value of the 2022 Private Warrant liability, RDO Warrant liability, Placement Agent Warrant liability, BEPO Warrant liability, BEPO Agent Warrant liability, July 2024 Private Warrant liability and August Inducement Warrant liability the Company used the Black-Scholes option pricing model to estimate the fair value using unobservable inputs including the expected term, expected volatility, risk-free interest rate and dividend yield (see Note 10, Equity Instruments).